Discontinued Operations (Narrative) (Details)	May 31, 2010 Huayi Music [Member] USD ($)	May 31, 2010 Huayi Music [Member] CNY	Aug. 31, 2010 WVAS and remaining recorded music businesses [Member] USD ($)
Major financial information for discontinued operations [Line Items]
Aggregate consideration in cash for disposed equity interest	$ 5,045,754	34,450,000	$ 37,243,904